Consolidated Statements of Operations and Comprehensive Loss (Parentheticals)	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 ¥ / shares shares	Dec. 31, 2021 ¥ / shares shares	Dec. 31, 2020 ¥ / shares shares
Income Statement [Abstract]
Diluted	172,273,032	172,273,032	167,057,820	129,439,604
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	$ (0.3)	¥ (2.08)	¥ (1.41)	¥ (1.17)